Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Additional Information-Parent Company Only Condensed Financial Information
Net cash (used in)/provided by operating activities	¥ (280,200)	$ (38,385)	¥ (415,527)	¥ (1,114,954)
Purchases of term deposits	(673,373)	(92,252)	(2,677,594)	(3,571,690)
Proceeds from withdrawal of term deposits	1,952,455	267,485	2,047,915	5,768,675
Net cash provided by investing activities	2,562,617	351,077	(1,681,140)	3,490,467
Proceeds received from employees in relation to share options	1,158	159	4,513	19,612
Net cash used in financing activities	(403,862)	(55,329)	(365,056)	(108,350)
Effect of exchange rate changes on cash and cash equivalents	14,851	2,035	42,510	101,528
Net increase/(decrease) in cash and cash equivalents	1,893,421	259,398	(2,419,213)	2,368,691
Cash and cash equivalents at beginning of the year	2,106,639	288,608	4,525,852	2,157,161
Cash, cash equivalents and restricted cash at end of the year	4,000,060	548,006	2,106,639	4,525,852
Reportable Legal Entities | Parent Company
Additional Information-Parent Company Only Condensed Financial Information
Net cash (used in)/provided by operating activities	18,577	2,545	(44,388)	(51,752)
Purchases of term deposits	(69,150)	(9,474)	(72,054)
Proceeds from withdrawal of term deposits	71,006	9,728
Purchases of short-term investments	(35,679)	(4,888)
Proceeds of maturities of short-term investments	35,582	4,875
Repayment from subsidiaries of investment	670,696	91,885	284,017	256,942
Investment in subsidiaries	(258,192)	(35,372)
Net cash provided by investing activities	414,263	56,754	211,963	256,942
Proceeds received from employees in relation to share options	1,158	159	4,513	19,612
Payments for repurchase of shares	(400,707)	(54,897)	(369,569)	(127,962)
Net cash used in financing activities	(399,549)	(54,738)	(365,056)	(108,350)
Effect of exchange rate changes on cash and cash equivalents	1,549	212	3,340	5,745
Net increase/(decrease) in cash and cash equivalents	34,840	4,773	(194,141)	102,585
Cash and cash equivalents at beginning of the year	2,871	393	197,012	94,427
Cash, cash equivalents and restricted cash at end of the year	¥ 37,711	$ 5,166	¥ 2,871	¥ 197,012